Long-term investments - Summarized combined financial information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term investments
Current assets	$ 4,493,212,025	$ 4,889,207,126
Non-current assets	840,181,206	961,071,201
Current liabilities	4,146,503,396	4,792,960,096
Non-current liabilities	1,079,477,453	974,531,402
Non-controlling interest	141,141,196	152,673,930
Gross revenue	804,974,475	950,012,173	$ 1,536,017,781
Gross profit	132,465,356	71,956,108	67,936,916
Net income (loss)	30,531,711	$ (258,682,725)	$ (413,262,114)
Equity method investees
Long-term investments
Current assets	438,421,000
Non-current assets	52,132,000
Current liabilities	94,627,000
Non-current liabilities	281,668,000
Non-controlling interest	0
Gross revenue	199,758,000
Gross profit	19,472,000
Loss from continuing operations	(14,114,000)
Net income (loss)	(12,019,000)
Net loss attributable to the Company	$ (17,914,000)